Finance Expenses - Schedule of finance expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of finance expenses [Abstract]
Interest paid and acretive interest on debentures	$ 1,893,494	$ 1,744,120	$ 693,712
Interest expense on long term debt	4,877	11,107	15,413
Interest on bank loans	22,686	18,532	235,732
Other interest and bank charges	47,704	(3,819)	15,999
Loss (gain) on redemption of debentures	0	(16,712)	0
Interest earned on director's loan	(6,000)	(23,000)	(10,000)
Interest expense on lease obligations	21,279	14,045	11,406
Total	$ 1,984,040	$ 1,744,273	$ 962,262